Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Customer	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Customer shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Customer shares	Dec. 31, 2017 USD ($) Customer shares
FDIC limit of insurable cash	$ 250,000		$ 250,000		$ 250,000
Letters of credit outstanding, amount	185,380		185,380		164,720	$ 243,380
Allowance for doubtful accounts receivable	$ 18,309		$ 18,309		$ 18,332	$ 31,278
Number of individual customers accounting for more than 10% of revenue | Customer					1	1
Number of individual customers accounting for more than 10% of accounts receivable | Customer	1		1		1	1
Inventory valuation reserves	$ 129,345		$ 129,345		$ 71,270	$ 155,507
Depreciation expense					463,068	401,272
Amortization of intangible assets	66,954	$ 66,954	200,862	$ 200,862	267,816	267,816
Impairment of finite-lived intangible assets	0	0	0	0	0	0
Goodwill	600,814		600,814		$ 600,814	$ 600,814
Impairment of goodwill	0	$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, award vesting period					4 years
Antidilutive securities excluded from computation of earnings per share, amount | shares			200,000	200,000	37	16
Undiscounted future minimum operating lease commitments	1,984,248		$ 1,984,248
Operating lease right of use asset	1,214,482		1,214,482		$ 0
Operating lease liability	$ 1,800,634		1,800,634
Accounting Standards Update201602 [Member]
Impairment charge			$ 520,759
Undiscounted future minimum operating lease commitments					$ 28
Maximum [Member]
Accounts receivable period due			60 days		60 days
Estimated useful lives of related assets					5 years
Fair value assumptions, expected term					6 years 3 months	6 years 3 months
Maximum [Member] | Employee Stock Option [Member]
Fair value assumptions, expected term					10 years
Minimum [Member]
Accounts receivable period due			30 days		30 days
Estimated useful lives of related assets					3 years
Fair value assumptions, expected term					5 years 3 months	5 years 3 months
Minimum [Member] | Employee Stock Option [Member]
Fair value assumptions, expected term					6 years 3 months
Domestic Country [Member]
Operating loss carryforwards					$ 178,163,456	$ 165,981,195
Operating loss carryforwards, expiration terms			begin to expire in 2022		begin to expire in 2022
Customer Relationships [Member]
Finite-lived intangible asset, useful life			7 years		7 years
Developed Technology Rights [Member]
Finite-lived intangible asset, useful life			7 years		7 years
Trademarks And Trade Names [Member]
Finite-lived intangible asset, useful life			10 years		10 years
Customer One [Member] | Sales Revenue Net [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	12.00%	10.00%			17.00%	11.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			20.00%		12.00%	41.00%
Customer Two [Member] | Sales Revenue Net [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			40.00%	16.00%